Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Asset Management & Custody Banks-12.02%
Bank of New York Mellon Corp. (The)	2,214,771	$115,345,274
Northern Trust Corp.	853,961	103,491,534
State Street Corp.	1,280,644	111,390,415
		330,227,223
Consumer Finance-4.55%
Capital One Financial Corp.	776,917	124,912,715
Diversified Banks-36.92%
Bank of America Corp.	5,377,926	227,970,283
Citigroup, Inc.	2,833,678	223,038,795
JPMorgan Chase & Co.	1,268,528	208,343,039
U.S. Bancorp	1,867,275	113,492,974
Wells Fargo & Co.	5,160,930	241,118,650
		1,013,963,741
Regional Banks-46.48%
Citizens Financial Group, Inc.	1,742,600	86,955,740
Comerica, Inc.	571,011	44,818,653
Fifth Third Bancorp(b)	2,691,915	113,437,298
First Horizon Corp.	2,276,984	43,422,085
First Republic Bank	566,866	108,520,827
Huntington Bancshares, Inc.	4,169,825	66,133,424
KeyCorp	3,971,093	91,493,983
M&T Bank Corp.	527,370	84,743,085
People’s United Financial, Inc.	1,750,420	33,100,442
PNC Financial Services Group, Inc. (The)	554,695	107,988,023
Regions Financial Corp.	3,937,885	92,185,888
	Shares	Value
Regional Banks-(continued)
Signature Bank	218,702	$54,620,825
SVB Financial Group(b)(c)	184,466	107,523,387
Truist Financial Corp.(b)	3,277,653	202,493,402
Zions Bancorporation N.A.	675,495	39,097,651
		1,276,534,713
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $2,404,997,744)		2,745,638,392
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.09%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,026,459	1,026,459
Invesco Private Prime Fund, 0.09%(d)(e)(f)	1,539,073	1,539,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,566,148)		2,566,148
TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $2,407,563,892)		2,748,204,540
OTHER ASSETS LESS LIABILITIES-(0.06)%		(1,608,697)
NET ASSETS-100.00%		$2,746,595,843
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,915,910	$(32,915,910)	$-	$-	$-	$176
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	4,182,496	(4,182,496)	-	-	-	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	37,823,445	(36,796,986)	-	-	1,026,459	45*
Invesco Private Prime Fund	-	40,939,487	(39,399,798)	-	-	1,539,689	623*
Total	$-	$115,861,338	$(113,295,190)	$-	$-	$2,566,148	$847

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Asset Management & Custody Banks-44.83%
Apollo Global Management, Inc.(b)	133,662	$7,664,179
Apollo Investment Corp.(b)	883,211	12,576,925
Ares Capital Corp.(b)	648,759	12,631,338
Artisan Partners Asset Management, Inc., Class A	234,281	11,967,073
Bain Capital Specialty Finance, Inc.(b)	937,260	14,949,297
BlackRock TCP Capital Corp.	980,883	14,556,304
Franklin Resources, Inc.	222,783	7,621,406
FS KKR Capital Corp.	887,865	19,506,394
Goldman Sachs BDC, Inc.	738,691	14,367,540
Hercules Capital, Inc.(b)	691,509	11,741,823
Janus Henderson Group PLC	229,615	8,842,474
New Mountain Finance Corp.	1,064,953	14,142,576
Newtek Business Services Corp.(b)	515,963	18,198,015
Prospect Capital Corp.	1,845,723	15,670,188
TCG BDC, Inc.	1,123,223	15,118,581
		199,554,113
Consumer Finance-2.34%
Navient Corp.	568,890	10,393,620
Investment Banking & Brokerage-4.37%
Lazard Ltd., Class A	171,095	8,072,262
Moelis & Co., Class A	112,399	6,034,702
Virtu Financial, Inc., Class A	175,864	5,355,059
		19,462,023
Life & Health Insurance-4.94%
Principal Financial Group, Inc.	95,331	6,233,694
Prudential Financial, Inc.	83,330	8,913,810
Unum Group	221,492	6,859,607
		22,007,111
Mortgage REITs-30.64%
Annaly Capital Management, Inc.	1,736,086	16,093,517
Apollo Commercial Real Estate Finance, Inc.(b)	1,079,849	16,899,637
Arbor Realty Trust, Inc.(b)	647,138	11,803,797
Ares Commercial Real Estate Corp.	942,920	14,304,096
ARMOUR Residential REIT, Inc.	1,122,158	13,454,675
Capstead Mortgage Corp., (Acquired 12/18/2020 - 05/25/2021; Cost $14,935,608)(c)	2,489,617	16,058,030
	Shares	Value
Mortgage REITs-(continued)
Chimera Investment Corp.	1,227,609	$17,346,115
Orchid Island Capital, Inc.(b)	3,236,505	17,703,682
Starwood Property Trust, Inc.(b)	501,850	12,741,972
		136,405,521
Property & Casualty Insurance-1.44%
Mercury General Corp.	101,055	6,427,098
Regional Banks-5.17%
Flushing Financial Corp.	265,793	6,211,582
Heritage Commerce Corp.	783,296	9,289,891
Umpqua Holdings Corp.	392,733	7,493,346
		22,994,819
Thrifts & Mortgage Finance-5.06%
New York Community Bancorp, Inc.(b)	621,386	7,437,990
Northwest Bancshares, Inc.	519,322	7,353,600
Provident Financial Services, Inc.	306,263	7,736,203
		22,527,793
Trading Companies & Distributors-1.14%
Triton International Ltd. (Bermuda)	93,046	5,047,746
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $350,859,320)		444,819,844
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.85%
Invesco Private Government Fund, 0.01%(d)(e)(f)	17,547,653	17,547,653
Invesco Private Prime Fund, 0.09%(d)(e)(f)	26,310,955	26,321,480
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,869,133)		43,869,133
TOTAL INVESTMENTS IN SECURITIES-109.78% (Cost $394,728,453)		488,688,977
OTHER ASSETS LESS LIABILITIES-(9.78)%		(43,539,348)
NET ASSETS-100.00%		$445,149,629
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Restricted security. The value of this security at May 31, 2021 represented 3.61% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Ltd.	$5,421,198	$559,445	$(9,163,740)	$2,908,647	$274,450	$-	$65,434
Invesco Mortgage Capital, Inc.	19,278,960	175,369	(19,069,236)	12,014,743	(12,399,836)	-	32,218
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,067,752	$(19,067,752)	$-	$-	$-	$69
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,208,725	(1,208,725)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,488,963	111,152,780	(138,094,090)	-	-	17,547,653	3,153*
Invesco Private Prime Fund	14,834,602	137,991,637	(126,507,162)	1	2,402	26,321,480	15,847*
Total	$84,023,723	$270,155,708	$(313,110,705)	$14,923,391	$(12,122,984)	$43,869,133	$116,721

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Diversified REITs-14.67%
Essential Properties Realty Trust, Inc.	323,958	$8,293,325
Gladstone Commercial Corp.	723,322	15,674,388
Global Net Lease, Inc.	837,175	16,358,399
Washington REIT	429,776	10,164,202
		50,490,314
Health Care REITs-18.73%
CareTrust REIT, Inc.	369,213	8,595,279
Global Medical REIT, Inc.	800,848	11,532,211
LTC Properties, Inc.	247,441	9,694,738
National Health Investors, Inc.(b)	171,859	11,327,227
Physicians Realty Trust	578,216	10,483,056
Sabra Health Care REIT, Inc.	735,037	12,841,096
		64,473,607
Industrial REITs-15.07%
Industrial Logistics Properties Trust	529,949	13,280,522
Lexington Realty Trust(b)	679,636	8,413,894
Monmouth Real Estate Investment Corp.	435,942	8,213,147
Plymouth Industrial REIT, Inc.	652,750	12,493,635
STAG Industrial, Inc.	264,587	9,448,402
		51,849,600
Office REITs-19.67%
Brandywine Realty Trust	922,902	12,976,002
City Office REIT, Inc.	1,055,747	12,204,435
Columbia Property Trust, Inc.	765,255	13,384,310
Office Properties Income Trust	621,318	18,161,125
SL Green Realty Corp.	138,570	10,977,516
		67,703,388
Residential REITs-13.33%
Bluerock Residential Growth REIT, Inc.(b)	1,027,350	9,975,568
Independence Realty Trust, Inc.(b)	442,286	7,554,245
Preferred Apartment Communities, Inc., Class A	1,866,759	18,312,906
UMH Properties, Inc.	473,749	10,048,216
		45,890,935
	Shares	Value
Retail REITs-12.74%
American Finance Trust, Inc.	1,955,873	$17,798,445
Brookfield Property REIT, Inc., Class A	772,095	14,469,060
Spirit Realty Capital, Inc.	245,358	11,595,619
		43,863,124
Specialized REITs-5.69%
CatchMark Timber Trust, Inc., Class A	940,885	11,243,576
Uniti Group, Inc.	768,292	8,343,651
		19,587,227
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $300,342,095)		343,858,195
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.72%
Invesco Private Government Fund, 0.01%(c)(d)(e)	12,001,646	12,001,646
Invesco Private Prime Fund, 0.09%(c)(d)(e)	17,995,270	18,002,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,004,114)		30,004,114
TOTAL INVESTMENTS IN SECURITIES-108.62% (Cost $330,346,209)		373,862,309
OTHER ASSETS LESS LIABILITIES-(8.62)%		(29,659,477)
NET ASSETS-100.00%		$344,202,832
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,193,448	$(12,193,448)	$-	$-	$-	$48
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,173,053	(1,173,053)	-	-	-	1
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,956,410	$71,031,887	$(79,986,651)	$-	$-	$12,001,646	$1,978*
Invesco Private Prime Fund	6,985,570	93,294,060	(82,278,739)	-	1,577	18,002,468	11,501*
Investments in Other Affiliates:
Pennsylvania REIT	4,598,449	154,679	(2,833,422)	958,900	(2,878,606)	-	-
Total	$32,540,429	$177,847,127	$(178,465,313)	$958,900	$(2,877,029)	$30,004,114	$13,528

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Multi-line Insurance-23.29%
American Financial Group, Inc.	28,140	$3,744,308
American International Group, Inc.	136,667	7,221,484
Assurant, Inc.	24,371	3,927,387
Hartford Financial Services Group, Inc. (The)	59,302	3,875,386
Horace Mann Educators Corp.	28,915	1,152,841
		19,921,406
Property & Casualty Insurance-68.22%
Allstate Corp. (The)	56,352	7,698,247
Arch Capital Group Ltd.(b)	83,809	3,343,141
AXIS Capital Holdings Ltd.	58,817	3,154,944
Chubb Ltd.	36,972	6,284,870
Cincinnati Financial Corp.	30,697	3,736,132
Hanover Insurance Group, Inc. (The)	25,361	3,537,606
James River Group Holdings Ltd.	25,400	886,968
Kemper Corp.	39,703	2,972,563
Mercury General Corp.	38,585	2,454,006
ProAssurance Corp.	37,691	917,776
Progressive Corp. (The)	69,884	6,924,107
RLI Corp.	28,768	3,034,449
Selective Insurance Group, Inc.	41,718	3,140,114
Travelers Cos., Inc. (The)	41,276	6,591,777
	Shares	Value
Property & Casualty Insurance-(continued)
Universal Insurance Holdings, Inc.	21,774	$307,013
W.R. Berkley Corp.	43,378	3,383,050
		58,366,763
Reinsurance-8.41%
Everest Re Group Ltd.	12,416	3,227,664
RenaissanceRe Holdings Ltd. (Bermuda)	18,003	2,774,622
SiriusPoint Ltd. (Bermuda)(b)	113,044	1,189,223
		7,191,509
Total Common Stocks & Other Equity Interests (Cost $78,246,144)		85,479,678
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $14,122)	14,122	14,122
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $78,260,266)		85,493,800
OTHER ASSETS LESS LIABILITIES-0.06%		55,474
NET ASSETS-100.00%		$85,549,274
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,278,151	$(5,264,029)	$-	$-	$14,122	$24
Invesco Premier U.S. Government Money Portfolio, Institutional Class	53,572	553,573	(607,145)	-	-	-	1
Total	$53,572	$5,831,724	$(5,871,174)	$-	$-	$14,122	$25

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Regional Banks-93.87%
Associated Banc-Corp.	83,660	$1,923,343
BancorpSouth Bank	56,228	1,719,452
Bank of Hawaii Corp.	19,265	1,728,841
Bank OZK	40,895	1,746,626
BankUnited, Inc.	42,045	2,009,331
Boston Private Financial Holdings, Inc.	46,768	716,953
Brookline Bancorp, Inc.	44,458	749,562
Cadence BanCorp	71,626	1,602,990
Cathay General Bancorp	44,784	1,866,597
Columbia Banking System, Inc.	38,058	1,642,583
Commerce Bancshares, Inc.	45,628	3,553,509
Community Bank System, Inc.	23,743	1,926,032
Cullen/Frost Bankers, Inc.	26,827	3,238,287
CVB Financial Corp.	77,040	1,708,747
East West Bancorp, Inc.	46,810	3,500,452
Eastern Bankshares, Inc.	95,957	2,149,437
F.N.B. Corp.	142,494	1,910,845
First Commonwealth Financial Corp.	54,655	828,023
First Financial Bancorp	55,362	1,410,070
First Financial Bankshares, Inc.(b)	37,744	1,900,410
First Hawaiian, Inc.	60,441	1,702,019
First Midwest Bancorp, Inc.	64,986	1,360,157
Fulton Financial Corp.	92,248	1,598,658
Glacier Bancorp, Inc.	31,099	1,811,517
Hancock Whitney Corp.	44,761	2,216,117
Home BancShares, Inc.	68,972	1,887,074
Hope Bancorp, Inc.	70,079	1,072,209
Investors Bancorp, Inc.	126,358	1,880,207
Old National Bancorp	92,979	1,771,250
PacWest Bancorp	46,629	2,106,232
Pinnacle Financial Partners, Inc.	20,824	1,893,318
Popular, Inc.	25,292	2,064,080
Prosperity Bancshares, Inc.	39,469	2,970,042
South State Corp.(b)	21,430	1,903,198
Sterling Bancorp	77,416	2,062,362
Synovus Financial Corp.	39,949	1,962,295
Texas Capital Bancshares, Inc.(c)	22,120	1,523,626
Trustmark Corp.	36,054	1,209,612
UMB Financial Corp.	20,032	1,937,295
Umpqua Holdings Corp.	98,754	1,884,226
United Bankshares, Inc.	45,623	1,879,211
	Shares	Value
Regional Banks-(continued)
United Community Banks, Inc.	49,313	$1,705,244
Valley National Bancorp	137,613	1,970,618
Webster Financial Corp.	30,477	1,727,436
Western Alliance Bancorporation	36,908	3,691,169
Wintrust Financial Corp.	22,884	1,840,331
		87,461,593
Thrifts & Mortgage Finance-6.00%
Flagstar Bancorp, Inc.	29,886	1,368,779
New York Community Bancorp, Inc.	138,060	1,652,578
Provident Financial Services, Inc.	44,671	1,128,390
Washington Federal, Inc.	43,150	1,438,621
		5,588,368
Total Common Stocks & Other Equity Interests (Cost $87,362,921)		93,049,961
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,436)	1,436	1,436
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $87,364,357)		93,051,397
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.95%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,473,048	1,473,048
Invesco Private Prime Fund, 0.09%(d)(e)(f)	2,208,688	2,209,572
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,682,620)		3,682,620
TOTAL INVESTMENTS IN SECURITIES-103.82% (Cost $91,046,977)		96,734,017
OTHER ASSETS LESS LIABILITIES-(3.82)%		(3,560,691)
NET ASSETS-100.00%		$93,173,326
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,235,722	$(1,234,286)	$-	$-	$1,436	$10
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	272,914	(272,914)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$5,591,063	$(4,118,015)	$-	$-	$1,473,048	$7*
Invesco Private Prime Fund	-	5,785,983	(3,576,411)	-	-	2,209,572	138*
Total	$-	$12,885,682	$(9,201,626)	$-	$-	$3,684,056	$155

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021, for each Fund, (except for KBW Property & Casualty Insurance ETF). All of the securities in KBW Property & Casualty Insurance ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,745,638,392	$-	$-	$2,745,638,392
Money Market Funds	-	2,566,148	-	2,566,148
Total Investments	$2,745,638,392	$2,566,148	$-	$2,748,204,540
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$444,819,844	$-	$-	$444,819,844
Money Market Funds	-	43,869,133	-	43,869,133
Total Investments	$444,819,844	$43,869,133	$-	$488,688,977
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$343,858,195	$-	$-	$343,858,195
Money Market Funds	-	30,004,114	-	30,004,114
Total Investments	$343,858,195	$30,004,114	$-	$373,862,309
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$93,049,961	$-	$-	$93,049,961
Money Market Funds	1,436	3,682,620	-	3,684,056
Total Investments	$93,051,397	$3,682,620	$-	$96,734,017